Intangible Assets, Goodwill and Other	3 Months Ended
Sep. 30, 2011
Intangible Assets, Goodwill and Other
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 4 - INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY LICENSE

Intangible assets as of September 30, 2011 (unaudited) and December 31, 2010 were as follows:

Estimated

Useful Lives    September 30,       December 31,

(Years)              2011                     2010

Patents and Trademarks                                                    10                  $272,391                   $262,831

Less: accumulated amortization                                                             (43,050)                   (20,392)

Intangible assets, net                                                                                $ 229,341                 $ 242,439

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The Intellectual Property License as of September 30, 2011 (unaudited) and December 31, 2010 were as follows:

Estimated

Useful Lives    September 30,          December 31,

(Years)              2011                          2010

Intellectual Property License                                             10                  $3,401,891         $3,401,891

Less: accumulated amortization                                                                (481,934)            (226,793)

Intellectual Property License, net                                                      $ 2,919,957       $  3,175,098